Notes and Amounts Receivable for Equity Issued	6 Months Ended
Jun. 30, 2023
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

12. Notes and Amounts Receivable for Equity Issued

	June 30, 2023	December 31, 2022
Notes receivable	$2,389	$1,000,122
Amounts receivable	114,105	61,940
	116,494	$1,062,062

The notes receivable bear interest at 5% and are due between September 30, 2021, and July 31, 2023.

The amounts receivable are non-interest bearing and due on demand.

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	(281,480)	(4,058)	(890,075)
Settled through RSU repurchase (Note 16)	(604,537)
Write-off	-	(14,127)	(14,127)
Balance, June 30, 2023	$114,105	$43,755	$157,860

During the six months ended June 30, 2023, the interest income totaled $13,974 (2022 - $27,957). As at June 30, 2023, accrued interest of $41,779 (December 31, 2022 - $52,538) was included in amounts receivable (Note 4).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)